REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 81,436	$ 65,831
Other revenue	11,333	9,900
Revenue	92,769	75,731
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	653	306
Other revenue	0	0
Revenue	653	306
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenue	166	169
Revenue	166	169
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,959	4,041
Other revenue	239	539
Revenue	5,198	4,580
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13,971	11,204
Other revenue	753	737
Revenue	14,724	11,941
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	55,318	44,748
Other revenue	2,907	1,704
Revenue	58,225	46,452
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,535	5,532
Other revenue	7,268	6,751
Revenue	$ 13,803	$ 12,283